UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

BlackRock Latin America Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country           Industry                             Shares   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Argentina - 3.5%  Commercial Banks - 0.1%              27,000   Banco Macro Bansud SA (a)                             $     618,570
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 3.4%              590,000   Tenaris SA (a)(b)                                        26,225,500
                  -----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Argentina                         26,844,070
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 72.2%    Air Freight & Logistics - 0.2%      285,000   Log-In Logistica Intermodal SA                            1,836,970
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.5%                     169,000   Tam SA (Preference Shares) (a)(b)                         3,538,860
                  -----------------------------------------------------------------------------------------------------------------
                  Apparel, Accessories & Luxury        12,284   Empresa Nacional de Comercio Redito e
                  Goods - 0.0%                                  Participacoes SA (Preference Shares) (c)                    276,029
                  -----------------------------------------------------------------------------------------------------------------
                  Banks - 13.8%                       350,000   Banco ABC Brasil SA (Preference Shares)                   2,173,142
                                                    1,780,000   Banco Bradesco SA (a)(b)                                 55,874,200
                                                      600,000   Banco Industrial e Comercial SA (Preference Shares)       3,445,095
                                                    1,160,000   Banco Itau Holding Financeira SA (a)(b)                  29,394,400
                                                      110,000   Uniao de Bancos Brasileiros SA (a)                       14,918,200
                                                                                                                      -------------
                                                                                                                        105,805,037
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 3.9%                     25,000   Cia de Bebidas das Americas (a)                           1,900,000
                                                      340,000   Cia de Bebidas das Americas (Preference
                                                                Shares) (a)(b)                                           27,703,200
                                                                                                                      -------------
                                                                                                                         29,603,200
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.4%            140,000   Duratex SA (Preference Shares)                            2,856,129
                  -----------------------------------------------------------------------------------------------------------------
                  Car Rental - 0.3%                   190,700   Localiza Rent A Car SA                                    2,244,060
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Consumer                17,600   Estacio Participacoes SA (c)                                107,197
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial               330,000   Bolsa de Mercadorias e Futuros-BM&F                       3,518,361
                  Services - 0.5%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication       108,000   Tele Norte Leste Participacoes SA (a)                     2,703,240
                  Services - 0.6%                      49,000   Tele Norte Leste Participacoes SA                         1,851,517
                                                                                                                      -------------
                                                                                                                          4,554,757
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 2.5%           435,000   Cia Energetica de Minas Gerais (a)(b)                     8,278,050
                                                       70,000   Cia Energetica de Sao Paulo (Preference
                                                                Shares) (c)                                               1,986,872
                                                      134,000   EDP - Energias do Brasil SA                               2,064,159
                                                      110,000   Equatorial Energia SA                                     1,213,116
                                                      116,000   Terna Participacoes SA                                    2,126,427
                                                      254,000   Tractebel Energia SA                                      3,197,717
                                                                                                                      -------------
                                                                                                                         18,866,341
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.5%                320,000   Acucar Guarani SA (c)                                     2,213,944
                                                      127,000   M Dias Branco SA                                          1,599,610
                                                                                                                      -------------
                                                                                                                          3,813,554
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers &             250,000   Diagnosticos da America SA                                4,730,649
                  Services - 0.8%                     100,000   Profarma Distribuidora de Produtos Farmaceuticos SA       1,773,993
                                                                                                                      -------------
                                                                                                                          6,504,642
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Materials - 0.3%         460,000   Marcopolo SA (Preference Shares)                          1,912,246
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 2.0%                    618,000   Amil Partcipacoes SA (c)                                  5,116,197
                                                      116,000   Porto Seguro SA                                           4,369,464
                                                    1,400,000   Tempo Participacoes SA (c)                                5,463,899
                                                                                                                      -------------
                                                                                                                         14,949,560
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 1.4%                    120,000   Lupatech SA                                               3,782,154
                                                      240,000   Metalfrio Solutions SA (c)                                3,278,340
                                                      258,000   Weg SA                                                    3,470,818
                                                                                                                      -------------
                                                                                                                         10,531,312
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.9%                        655,000   NET Servicos de Comunicacao SA
                                                                (Preference Shares) (c)                                   7,208,060
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 16.6%           3,000,000   Companhia Vale do Rio Doce
                                                                (Preference 'A' Shares) (a)                              87,960,000
                                                      675,000   Usinas Siderurgicas de Minas Gerais SA
                                                                (Preference 'A' Shares)                                  39,116,551
                                                                                                                      -------------
                                                                                                                        127,076,551
                  -----------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country           Industry                             Shares   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.7%             283,000   Lojas Renner SA                                       $   5,617,829
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 18.9%                 1,480,000   Petroleo Brasileiro SA (a)                              144,936,400
                  -----------------------------------------------------------------------------------------------------------------
                  Paper - 0.7%                        177,000   Suzano Papel e Celulose SA (Preference
                                                                Shares)                                                   2,768,405
                                                       90,000   Votorantim Celulose e Papel SA (a)                        2,831,400
                                                                                                                      -------------
                                                                                                                          5,599,805
                  -----------------------------------------------------------------------------------------------------------------
                  Public Thoroughfares - 0.4%         190,000   Cia de Concessoes Rodoviarias                             3,241,381
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 3.9%                  490,000   Agra Empreendimentos Imobiliarios SA (c)                  3,158,299
                                                      586,000   Cyrela Brazil Realty SA                                   9,356,040
                                                      204,000   Gafisa SA                                                 3,986,872
                                                      100,000   LPS Brasil Consultoria de Imoveis SA (c)                  1,862,693
                                                      230,000   MRV Engenharia e Participacoes SA (c)                     5,372,243
                                                      286,000   PDG Realty SA Empreendimentos e Participacoes             4,211,105
                                                      120,000   Rodobens Negocios Imobiliarios SA                         1,681,036
                                                                                                                      -------------
                                                                                                                         29,628,288
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.5%                     185,000   Datasul                                                   1,952,723
                                                       65,000   Totvs SA                                                  2,062,119
                                                                                                                      -------------
                                                                                                                          4,014,842
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation - 0.9%               616,600   All America Latina Logistica SA                           6,927,680
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure       180,000   Tegma Gestao Logistica                                    2,122,406
                  - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                  Water - 0.2%                        114,000   Companhia de Saneamento de Minas Gerais                   1,735,852
                  -----------------------------------------------------------------------------------------------------------------
                  Wireline Telecommunications         185,000   GVT Holding SA (c)                                        4,046,567
                  - 0.5%
                  -----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Brazil                           553,073,916
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 3.6%      Airlines - 0.7%                     367,000   Lan Airlines SA (a)(b)                                    4,910,460
                  -----------------------------------------------------------------------------------------------------------------
                  Banks - 0.8%                        121,000   Banco Santander Chile SA (a)                              6,262,960
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.7%           120,000   Empresa Nacional de Electricidad SA (a)                   5,084,400
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing          1,500,000   Centros Comerciales Sudamericanos SA                      6,169,581
                  - 0.9%                              940,000   Ripley Corp. SA                                             951,061
                                                                                                                      -------------
                                                                                                                          7,120,642
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.4%             485,000   La Polar SA                                               3,045,478
                  -----------------------------------------------------------------------------------------------------------------
                  Paper - 0.1%                        110,000   Masisa SA (Preference Shares) (a)                         1,100,000
                  -----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Chile                             27,523,940
-----------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.5%   Oil, Gas & Consumable Fuels       3,279,178   Ecopetrol SA (c)                                          3,583,119
                  - 0.5%
                  -----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Colombia                           3,583,119
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 19.5%    Airports - 0.1%                       9,200   Grupo Aeroportuario del Pacifico, SA de CV (a)              422,924
                  -----------------------------------------------------------------------------------------------------------------
                  Banks - 1.7%                      3,100,000   Grupo Financiero Banorte, SA de CV 'O'                   12,880,486
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 1.2%                    233,000   Fomento Economico Mexicano, SA de CV (a)                  9,320,000
                  -----------------------------------------------------------------------------------------------------------------
                  Broadcasting & Cable TV - 0.5%      160,000   Grupo Televisa, SA (a)                                    3,520,000
                  -----------------------------------------------------------------------------------------------------------------
                  Building - Home Builders - 2.0%   1,058,000   Corporacion GEO, SA de CV Series B (c)                    3,378,487
                                                      200,000   Desarrolladora Homex SA de CV (a)(b)(c)                  11,906,000
                                                                                                                      -------------
                                                                                                                         15,284,487
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering          543,000   Empresas ICA Sociedad Controladora,
                  - 0.4%                                        SA de CV (c)                                              3,268,140
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 1.5%       420,000   Cemex, SA de CV (a)(b)(c)                                11,571,000
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &             1,393,000   Alsea SA                                                  1,673,941
                  Leisure - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                        426,000   Megacable Holdings SAB de CV (c)                          1,199,244
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.2%            1,289,000   Grupo Mexico, SA de CV                                    8,966,433
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 1.5%             516,000   Controladora Comercial Mexicana, SA de CV                 1,324,930
                                                    2,845,000   Wal-Mart de Mexico, SA de CV                             10,370,570
                                                                                                                      -------------
                                                                                                                         11,695,500
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication        1,150,000   America Movil, SA de CV (a)                              69,529,000
                  Services - 9.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Mexico                           149,331,155
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country           Industry                             Shares   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.4%     Airlines - 0.4%                      78,000   Copa Holdings SA Class A                              $   2,816,580
                  -----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Panama                             2,816,580
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $526,418,182) - 99.7%                           763,172,780
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
United            Diversified Financial               355,000   Merrill Lynch Latin American Investment
Kingdom - 0.5%    Services - 0.5%                               Trust Plc (d)                                             4,003,237
                  -----------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds
                                                                (Cost - $2,335,220) - 0.5%                                4,003,237
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest
                                                        (000)   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                    $  13,605   BlackRock Liquidity Series,
                                                                LLC Cash Sweep Series, 3.76% (d)(e)                      13,604,783
                                                      100,855   BlackRock Liquidity Series,
                                                                LLC Money Market Series, 3.54% (d)(e)(f)                100,855,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $114,459,783) - 14.9%                           114,459,783
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments
                                                                (Cost - $643,213,185*) - 115.1%                         881,635,800

                                                                Liabilities in Excess of Other
                                                                Assets - (15.1%)                                       (115,365,281)
                                                                                                                      -------------
                                                                Net Assets - 100.0%                                   $ 766,270,519
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 646,179,322
                                                                  =============
      Gross unrealized appreciation                               $ 247,915,840
      Gross unrealized depreciation                                 (12,459,362)
                                                                  -------------
      Net unrealized appreciation                                 $ 235,456,478
                                                                  =============

(a)   Depositary receipts.
(b)   Security, or a portion of security, is on loan.
(c)   Non-income producing security.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------
                                             Purchase          Sale          Realized      Interest/Dividend
      Affiliate                                Cost            Cost            Gain              Income
      ------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                    $10,549,713*             --               --       $    40,911

      BlackRock Liquidity Series, LLC
      Money Market Series                           --     $45,152,400**             --       $   125,767

      Merrill Lynch Latin American
      Investment Trust Plc                          --     $    50,672      $    17,782       $    24,850
      ------------------------------------------------------------------------------------------------------

*     Represents net purchase cost.
**    Represents net sale cost.
(e)   Represents the current yield as of February 29, 2008.
(f)   Security was purchased with cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Latin America Fund, Inc.

Effective December 1, 2007, BlackRock Latin America Fund, Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

FAS 157 establishes a hierarchy that classifies these inputs into the three broad levels listed below:
      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 29, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------
                            Investments in           Other Financial
Valuation Inputs              Securities               Instruments*
--------------------------------------------------------------------
Level 1                      $763,172,780                 $ 0
Level 2                       118,463,020                   0
Level 3                                 0                   0
--------------------------------------------------------------------
Total                        $881,635,800                 $ 0
====================================================================
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Latin America Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Latin America Fund, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Latin America Fund, Inc.

Date: April 23, 2008